Share-based payments - Long-Term Incentive Plan (LTIP) (Details)										1 Months Ended	12 Months Ended
	Dec. 31, 2024 Option	Apr. 01, 2023 Option	Mar. 31, 2023 shares	Apr. 01, 2022 Option € / shares	Mar. 31, 2022	Mar. 01, 2022 $ / shares	Jan. 01, 2022 Option € / shares	Jul. 01, 2021 Option	Nov. 16, 2020 Option	Jan. 31, 2022	Dec. 31, 2024	Dec. 31, 2023 Option	Dec. 31, 2022 Option	Apr. 01, 2022 $ / shares	Jan. 01, 2022 $ / shares
Share-based payments
Exercise price of options granted | $ / shares						$ 19.35
Vesting percentage (as a percent)						25.00%
Number of days increase related to percentage of stock price											10 days
Exercised during the period											0	0	(6,303)
LTIP Stock Options
Share-based payments
Number of share options granted						130,000
LTIP Stock Options | Chief Scientific Officer
Share-based payments
Number of share options granted						25,000			266,155
Exercised during the period												0	(6,303)
LTIP Stock Options | Chief Business Officer and Chief Commercial Officer
Share-based payments
Number of share options granted						25,000
LTIP Stock Options | Key employees
Share-based payments
Number of share options granted				700			9,500
Exercise price of options granted | (per share)				€ 17.45			€ 30.67							$ 19.28	$ 33.87
Threshold duration of volume weighted average price				10 days	10 years		30 days
Vesting period (in years)				4 years			4 years
Vesting percentage (as a percent)				25.00%						25.00%
Percentage of increase in share price				20.00%						20.00%
Number of days increase related to percentage of stock price										10 days
Exercised during the period	0
LTIP Stock Options | Chief Operating Officer
Share-based payments
Number of share options granted						25,000
Exercised during the period								(25,000)
LTIP Stock Options | Chief Financial Officer
Share-based payments
Number of share options granted						25,000
LTIP Stock Options | the Chief Executive Officer
Share-based payments
Number of share options granted		144,379				30,000
Exercised during the period	0
Restricted Stock Units
Share-based payments
Vesting percentage (as a percent)											0.33%
Restricted Stock Units | LTIP Stock Options
Share-based payments
Vesting percentage (as a percent)											0.33%
Restricted Stock Units | Members of supervisory board | LTIP Stock Options
Share-based payments
Number of share options granted | shares			92,701